Share-based payments - Number of outstanding share options (Details) - Options	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ESOP options
Share-based payments
Outstanding at the beginning (units)	197,636	233,000	233,000
Granted during the period (units)	22,620	4,546
Exercised during the period (units)	(7,933)	(19,909)
Forfeited	(25,000)	(20,000)
Outstanding at the end (units)	187,323	197,636	233,000
Class B complex vesting - related to GDEV Inc. shares
Share-based payments
Outstanding at the beginning (units)	51,504	412,030	441,461
Exercised during the period (units)	(14,715)	(44,146)
Forfeited		(183,942)	(29,431)
Cancelled		(132,438)
Outstanding at the end (units)	36,789	51,504	412,030
Complex conditional upon listing - related to GDEV Inc. shares
Share-based payments
Outstanding at the beginning (units)		2,000	2,000
Exercised during the period (units)		(2,000)
Outstanding at the end (units)			2,000